BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
BASIS OF PRESENTATION AND SUMMARY OF ACCOUNTING POLICIES
Schedule of revenues disaggregated by business operations and timing of revenue recognition

	Three Month Period Ended:
	June 30,	June 30,
	2025	2024
Research and development services (point-in-time)	$52,070	$59,900
Product and authentication services (point-in-time):
Supply chain	91,324	194,031
Large Scale DNA Production	160,999	218,858
Total	$304,393	$472,789

	Nine Month Period Ended:
	June 30,	June 30,
	2025	2024
Research and development services (point-in-time)	$333,059	$202,634
Product and authentication services (point-in-time):
Supply chain	1,109,786	936,777
Large Scale DNA Production	494,661	477,010
Asset marking	—	9,442
Total	$1,937,506	$1,625,863

	Fiscal Years Ended:
	September 30,
	2024	2023
Research and development services (over-time)	$311,238	$421,585
Clinical laboratory testing services (point-in-time)	32,610	7,612,975
Clinical laboratory services (over-time)	1,285,320	3,540,456
Product and authentication services (point-in-time):
Supply chain	1,208,696	827,603
Large Scale DNA Production	584,115	653,015
Asset marking	9,441	311,809
Total	$3,431,420	$13,367,443

Schedule of opening and closing contract balances

		October 1,	June 30,	$
	Balance sheet classification	2024	2025	change
Contract assets	Accounts receivables	$328,252	$199,047	$(129,205)
Contract liabilities	Deferred revenue	$252,785	$206,285	$(46,500)

		October 1,	September 30,	$
	Balance sheet classification	2023	2024	change
Contract assets	Accounts receivables	$212,966	$328,252	$115,286
Contract liabilities	Deferred revenue	$270,435	$252,785	$(17,650)

		October 1,	September 30,	$
	Balance sheet classification	2023	2024	change
Contract liabilities	Deferred revenue	$270,435	$252,785	$17,650

		October 1,	September 30,	$
	Balance sheet classification	2022	2023	change
Contract liabilities	Deferred revenue	$563,557	$270,435	$293,122

		October 1,	September 30,	$
	Balance sheet classification	2023	2024	change
Contract receivable	Accounts receivable	$255,502	$362,013	$106,511

		October 1,	September 30,	$
	Balance sheet classification	2022	2023	change
Contract receivable	Accounts receivable	$3,067,544	$255,502	$(2,812,042)

Schedule of reconciliation of cash, cash equivalents and restricted cash to amounts shown in statement of cash flows

	June 30,	September 30,
	2025	2024
Cash and cash equivalents	$4,727,677	$5,852,363
Restricted cash	750,000	750,000
Total cash, cash equivalents and restricted cash	$5,477,677	$6,602,363

	September 30,	September 30,
	2024	2023
Cash and cash equivalents	$6,431,095	$7,151,800
Restricted cash	750,000	750,000
Total cash, cash equivalents and restricted cash	$7,181,095	$7,901,800

Schedule of property, plant and equipment

	September 30,
	2024	2023
Lab equipment	$4,480,947	$4,069,175
Vehicles	56,471	56,471
Leasehold improvements	124,825	124,825
Total	4,662,243	4,250,471
Accumulated depreciation	4,109,010	3,412,201
Property and equipment, net	$553,233	$838,270

Schedule of anti-dilutive securities not included computation of net loss per share

	2025	2024
Warrants	3,424,291	26,331
Stock options	149	145
Total	3,424,440	26,476

	2024	2023
Warrants	19,748,143	261,029
Restricted Stock Units	—	14,132
Options	108,635	110,537
	19,856,778	385,698